Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31
	2017	2018	2018	2019
Management fees-related party
Management fees (a)	$55,500	$111,480	$29,440	$212,300

Included in Voyage expenses
Charter hire commissions (b)	$—	$—	$—	$40,471

Included in Interest and finance costs
Interest expenses (c)	$—	$—	$—	$162,500

As of December 31, 2018 and 2019, balances with related parties consisted of the following:

	December 31, 2018	December 31, 2019
Assets:
Working capital advances granted to the Manager (a)	$176,434	$759,386

Liabilities:
Related party debt (c)	$—	$5,000,000